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<FILENAME>nia1q08.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     May 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $135,957 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED   NONE
AMAZON INC               COM            023135106     1,658    23250  SH    SOLE                  4200        0  19050
AT&T                     COM            00206R102     8,729   227901  SH    SOLE                117922        0 109979
BANK OF AMERICA          COM            060505104     5,687   150013  SH    SOLE                 80955        0  69058
BRISTOL MYERS SQUIBB     COM            110122108     5,144   241516  SH    SOLE                111175        0 130341
CITIGROUP INC            COM            172967101     2,856   133315  SH    SOLE                 69614        0  63701
CONAGRA FOODS            COM            205887102     5,984   249852  SH    SOLE                116150        0 133702
CONSOL ENERGY INC        COM            20854P109     8,434   121900  SH    SOLE                 56000        0  65900
CUMMINS INC              COM            231021106       987    21115  SH    SOLE                  3750        0  17365
DIRECTV GROUP INC        COM            25459L106     8,798   354914  SH    SOLE                148500        0 206414
DOW CHEM CO              COM            260543103     5,768   156537  SH    SOLE                 78800        0  77737
DU PONT                  COM            263534109     5,899   126157  SH    SOLE                 58600        0  67557
EASTMAN KODAK            COM            277461109     4,228   239256  SH    SOLE                106050        0 133206
GENERAL MTRS CORP        COM            370442105     4,521   237330  SH    SOLE                118575        0 118755
HOME DEPOT               COM            437076102     7,296   260850  SH    SOLE                136250        0 124600
ISHARES RUSSELL 2000     COM            464287655       206     3015  SH    SOLE                     0        0   3015
J P MORGAN CHASE         COM            46625H100     6,880   160175  SH    SOLE                 83575        0  76600
JACOBS ENGR GROUP        COM            469814107     6,958    94550  SH    SOLE                 45375        0  49175
JUNIPER NETWORKS INC     COM            48203R104       976    39025  SH    SOLE                  7050        0  31975
LILLY ELI & CO           COM            532457108     6,151   119236  SH    SOLE                 60050        0  59186
MERCK & CO               COM            589331107     6,044   159261  SH    SOLE                 76750        0  82511
MIDCAP SPDR TR SER 1     COM            595635103       253     1795  SH    SOLE                     0        0   1795
MONSANTO CO              COM            61166W101     8,686    77900  SH    SOLE                 35725        0  42175
NATIONAL OILWELL VARCO   COM            637071101     1,130    19350  SH    SOLE                  3500        0  15850
NUCOR CORP               COM            670346105    11,123   164200  SH    SOLE                 72675        0  91525
ORACLE CORP              COM            68389X105     1,811    92600  SH    SOLE                 16400        0  76200
PFIZER                   COM            717081103     4,736   226283  SH    SOLE                101800        0 124483
WELLS FARGO              COM            949746101     5,014   172310  SH    SOLE                 79400        0  92910

                                                     135957
